Credit facility (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Credit facility
Authorized line of credit	$ 250,000
Letter of guarantee facility	100,000
Long-term debt	64,115	$ 411,737
Amount drawn on line of credit	$ 0	$ 170,000
Prime rate
Credit facility
Spread on variable interest rate	1.00%
Secured First Ranking Movable Hypothec
Credit facility
Long-term debt	$ 750,000